Basis of preparation and presentation of consolidated financial statements	12 Months Ended
Dec. 31, 2025
Basis of preparation and presentation of consolidated financial statements
Basis of preparation and presentation of consolidated financial statements
2. Basis of preparation and presentation of consolidated financial statements

The consolidated financial statements (“financial statements”), identified as Parent and Consolidated, have been prepared in accordance with the International Financial Reporting Standards (“IFRS Accounting Standards”) issued by the International Accounting Standards Board (“IASB”).

The financial statements were prepared and are presented:

a.	using consistent accounting policies and practices for Ultrapar and in its subsidiaries in all the years presented in these financial statements
b.	in thousands of Brazilian Reais (“R$”), which is the Company’s functional currency, unless otherwise stated. The functional currency of Hidrovias’ subsidiaries in Uruguay, Paraguay, the Netherlands and Luxembourg is the U.S. dollar. The effects of translating the functional currency of foreign subsidiaries to Real are accounted for in equity as “Other comprehensive income”.
The financial information of foreign subsidiaries (Paraguay, Uruguay, Luxembourg and the Netherlands) is presented in Reais, translating the functional currency to the presentation currency, according to the following procedures:
• Assets and liabilities were translated using the closing rate at the reporting date;
• Equity was translated at historical cost; and
• Income and expenses were translated using the average monthly rate.
c.	considering all relevant proprietary information, which has been disclosed and corresponds to that used by the Company’s and its subsidiaries’ Management.
d.
according to Management’s judgments, estimates, and assumptions in the application of accounting policies that affect the reported amounts of income, expenses, assets, and liabilities, including contingent liabilities. The uncertainty related to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the carrying amount of certain assets and liabilities in future years.

e.	based on the historical cost, except for the following material items recognized in the statements of financial position:
(i) Financial investments measured at fair value;
(ii) derivative and non-derivative financial instruments measured at fair value;
(iii) loans and financing measured at fair value;
(iv) future energy contracts measured at fair value;
(v) share-based payments and employee benefits measured at fair value; and
(vi) deemed cost of property, plant and equipment.

Material accounting policies

The financial statements were prepared using consistent accounting policies and practices on Ultrapar and its subsidiaries.

Accounting policies are presented in their respective notes, except for those described below:

a. Foreign currency transactions

Foreign currency transactions carried out by the Company and its subsidiaries are remeasured into their functional currency at the exchange rate prevailing on the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate on the date of the financial statements. The effect of the difference between those exchange rates is recognized in financial results until the conclusion of each transaction.

b. Basis for translation of financial statements of foreign subsidiaries

b.1 Foreing subsidiaries without administrative authority

The Company has foreign subsidiaries without administrative authority. Assets and liabilities of the other foreign subsidiaries, which do not have administrative authority, are considered an extension of the activities of their parent company and are translated using the exchange rate at the date of the financial statements. Gains and losses resulting from changes in these foreign investments may be recognized as financial result or equity, depending on the subsidiary’s functional currency.

c. Use of estimates, assumptions and judgments

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting and disclosure of certain assets, liabilities, and profit or loss. Therefore, the management of the company and its subsidiaries uses the best information available as of the date of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The estimates and assumptions are reviewed periodically.

c.1 Judgments

Information on the judgments is included in: the determination of control in subsidiaries, the determination of joint control in joint ventures, and the determination of significant influence in associates (Note 11).

c.2 Uncertainties related to the assumptions and estimates

The information regarding uncertainties related to the assumptions and estimates are included in: determining the fair value of financial instruments including derivatives (Notes 4, 15 and 25), the determination of the loss allowance for expected credit losses (Note 5), the determination of provisions for losses on inventories (Note 6), the estimates of realization of deferred IRPJ and CSLL amounts (Note 9), realization amount of tax recoverable (Note 7), the useful lives and discount rate of right-of-use assets (Note 12), the useful lives of property, plant and equipment (Note 13), the useful lives of intangible assets and recoverable value of assets, including goodwill (Note 14), provisions for tax, civil, and labor risks (Note 18), estimates for the preparation of actuarial reports (Note 17), determination of fair value of subscription warrants – indemnification (Notes 19 and 25), and definition of fair value of the contingent consideration set for the business combination (Note 27). The actual result of the transactions and information may differ from their estimates.

d. Impairment of property, plant and equipment and intangible assets, including goodwill

The Company and its subsidiaries review the existence of indications of impairment of property, plant and equipment and intangible assets on a quarterly basis. For intangible assets with an indefinite useful life the review is done annually or more frequently when there is an indication that such assets might be impaired. If there is an indication of impairment, the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash inflow from continuous use and that are largely independent of cash flows of other assets (cash generating units “CGU”). The identified CGUs for the evaluation of impairment are similar to reported segments in financial statements. The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling expenses and their value in use.

The fair value less costs to sell is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors were considered. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of these assets in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses are reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

As of December 31, 2025, the Company, through its subsidiary Ultragaz, recorded impairment loss in the amount of R$ 51,100, related to the goodwill of Stella, recognized in indirect subsidiary Ultragaz Energia Ltda., as per Note 14. As of December 31, 2024, and 2023 the Company and its subsidiaries did not record any impairment loss of assets.

e. Other assets

Other assets are stated at the lower of cost and realizable value, including, if applicable, interest earned, monetary variations and foreign exchange variations incurred, less the provisions for losses and, if applicable, adjusted to present value.

f. Other liabilities

Other liabilities are stated at known or measurable amounts, including monetary variations and foreign exchange variations incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

g. Statements of cash flows

The Company and its subsidiaries present the interest paid on loans, financing, debentures, and leases payable in financing activities financial investments, net of redemptions, are presented in investing activities; and dividends received in operating activities.

Reclassifications

With the objective of increasing transparency of derivative financial instrument balances, enabling verification of the amounts in the statement of financial position and providing greater comparability between the years presented, we carried out reclassifications between line items as shown below:

	Published		Reclassified
	2024	Reclassification	2024
Current assets (i)
Financial investments, derivative instruments and other financial assets	2,553,011	(2,553,011)	-
Financial investments and other financial assets	-	2,306,927	2,306,927
Derivative financial instruments	-	246,084	246,084
	2,553,011	-	2,553,011

Non-current assets (i)
Financial investments, derivative instruments and other financial assets	3,407,080	(3,407,080)	-
Financial investments and other financial assets	-	2,819,179	2,819,179
Derivative financial instruments	-	585,294	585,294
Other receivables and other assets	114,469	2,607	117,076
	3,521,549	-	3,521,549

	Published		Reclassified
	2024	Reclassification	2024
Current liabilities (ii)
Loans, financing and derivative financial instruments	3,175,017	(3,175,017)	-
Debentures	377,743	(377,743)	-
Loans, financing and debentures	-	3,478,673	3,478,673
Derivative financial instruments	-	74,087	74,087
	3,552,760	-	3,552,760

Non-current liabilities (ii)
Loans, financing and derivative financial instruments	6,393,232	(6,393,232)	-
Debentures	4,356,118	(4,356,118)	-
Loans, financing and debentures	-	10,381,837	10,381,837
Derivative financial instruments	-	367,513	367,513
	10,749,350	-	10,749,350

(i)	Financial investments that in the prior year were disclosed together with derivative financial instrument assets are now disclosed under separate line items in the statement of financial position;
(ii)	Loans and financing that in the prior year were disclosed under separate line items of debentures were consolidated and are now disclosed under the same line item; additionally, derivative financial instrument liabilities that were disclosed on a consolidated basis together with loans and financing are now disclosed under separate line items in the statement of financial position.